Components of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable And Accrued Liabilities1 [Abstract]
Accounts payable	$ 120,395	$ 113,336
Accrued liabilities:
Payroll	81,816	104,270
Deferred Income	26,799	36,157
Interest Payable	18,029	26,409
Other	33,613	34,183
Accounts payable and accrued liabilities	$ 280,652	$ 314,355